Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	CAPITAL WORLD BOND FUND
Central Index Key	0000812303
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
CAPITAL WORLD BOND FUND® | Class A
Prospectus:
Trading Symbol	CWBFX
CAPITAL WORLD BOND FUND® | Class R-1
Prospectus:
Trading Symbol	RCWAX
CAPITAL WORLD BOND FUND® | Class R-2
Prospectus:
Trading Symbol	RCWBX
CAPITAL WORLD BOND FUND® | Class R-3
Prospectus:
Trading Symbol	RCWCX
CAPITAL WORLD BOND FUND® | Class R-4
Prospectus:
Trading Symbol	RCWEX
CAPITAL WORLD BOND FUND® | Class R-5
Prospectus:
Trading Symbol	RCWFX
CAPITAL WORLD BOND FUND® | Class C
Prospectus:
Trading Symbol	CWBCX
CAPITAL WORLD BOND FUND® | Class F-1
Prospectus:
Trading Symbol	WBFFX
CAPITAL WORLD BOND FUND® | Class 529-A
Prospectus:
Trading Symbol	CCWAX
CAPITAL WORLD BOND FUND® | Class 529-C
Prospectus:
Trading Symbol	CCWCX
CAPITAL WORLD BOND FUND® | Class 529-E
Prospectus:
Trading Symbol	CCWEX
CAPITAL WORLD BOND FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CCWFX
CAPITAL WORLD BOND FUND® | Class F-2
Prospectus:
Trading Symbol	BFWFX
CAPITAL WORLD BOND FUND® | Class R-6
Prospectus:
Trading Symbol	RCWGX
CAPITAL WORLD BOND FUND® | Class R-2E
Prospectus:
Trading Symbol	RCEBX
CAPITAL WORLD BOND FUND® | Class R-5E
Prospectus:
Trading Symbol	RCWHX
CAPITAL WORLD BOND FUND® | Class F-3
Prospectus:
Trading Symbol	WFBFX
CAPITAL WORLD BOND FUND® | Class 529-T
Prospectus:
Trading Symbol	TWCBX
CAPITAL WORLD BOND FUND® | Class T
Prospectus:
Trading Symbol	TWCWX